Segmented information (Details) - CAD ($)	3 Months Ended						9 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 327,285			$ 200,068			$ 460,774	$ 461,334
Gross Profit/(loss)	10,201			65,598			(62,227)	64,060
Operating expenses	8,783,869			7,870,707			21,745,852	19,073,592
Current income tax recovery	(1,604)						(528)	2,140
Deferred income tax recovery	(11,330)			(6,894)			(38,605)	(56,069)
Net loss/(income)	(14,891,853)			(5,333,621)			(29,736,379)	(22,682,124)
FX translation	(1,372,059)			186,848			(868,028)	(479,721)
Comprehensive loss/(income)	(14,804,072)	$ (12,804,677)	$ (2,167,302)	(5,347,878)	$ 3,303,266	$ (20,627,182)	(29,776,051)	(22,671,794)
Inventory	1,376,408						1,376,408		$ 750,151
Plant and equipment	11,672,818						11,672,818		9,990,542
Electric Vehicles
Disclosure of operating segments [line items]
Revenues				0
Gross Profit/(loss)				0
Operating expenses	8,701,493			7,742,592			21,540,426	18,753,216
Other items	6,195,203			(2,475,303)			8,164,157	3,713,023
Current income tax recovery	(129)			0			947	2,140
Deferred income tax recovery				0
Net loss/(income)	14,896,567			5,267,289			29,705,530	22,468,379
FX translation	(87,781)			14,257			39,672	(10,330)
Comprehensive loss/(income)	14,808,786			5,281,546			29,745,202	22,458,049
Inventory	836,959						836,959		307,225
Plant and equipment	11,307,260						11,307,260		9,580,326
Custom Built Vehicles
Disclosure of operating segments [line items]
Revenues	327,285			200,068			460,774	461,334
Gross Profit/(loss)	10,201			65,598			(62,227)	64,060
Operating expenses	82,376			128,115			205,426	320,376
Other items	(64,084)			10,709			(196,724)	13,498
Current income tax recovery	(1,475)			0			(1,475)
Deferred income tax recovery	(11,330)			(6,894)			(38,605)	(56,069)
Net loss/(income)	(4,714)			66,332			30,849	213,745
FX translation				0
Comprehensive loss/(income)	(4,714)			$ 66,332			30,849	$ 213,745
Inventory	539,449						539,449		442,926
Plant and equipment	$ 365,558						$ 365,558		$ 410,216